Share-based payments - Narrative (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) year shares £ / shares	Dec. 31, 2023 GBP (£) shares £ / shares	Dec. 31, 2022 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions	£ 11	£ 5
Employee share schemes and hedging thereof	977	621	£ 546
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedging thereof	£ 874	£ 497	£ 476
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares) | shares	5,343,579
Excercisable, weighted average exercise price (in GBP per share) | £ / shares	£ 1.23	£ 0.87
Sharesave | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	3
Expected volatility	30.31%
Risk free interest rate, share options granted	4.09%
Pure dividend yield rates	2.91%
Repo rates	(0.54%)
Sharesave | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	5
Expected volatility	27.49%
Risk free interest rate, share options granted	3.97%
Pure dividend yield rates	3.00%
Repo rates	(0.61%)
Share Value Plan and Deferred Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares) | shares	0	0
Employee benefit and other trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of Barclays shares held (in shares) | shares	19,000,000	19,000,000
Excercisable, weighted average exercise price (in GBP per share) | £ / shares	£ 2.68	£ 1.54
Total market value of the shares held in trust	£ 50	£ 29
Certain share-based payment schemes | Retained earnings | Forward contract | At cost
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedging thereof	£ 274